INVESTMENTS IN ASSOCIATED COMPANIES (Details Narrative) - Security Matters Limited [Member]		12 Months Ended
	Dec. 24, 2021 AUD ($) shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 24, 2021 USD ($)	Dec. 24, 2021 AUD ($) $ / shares
SMX Beverages Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Exercise of stock options shares | shares	8,000,001
Exercise price of outstanding share options | $ / shares					$ 0.4
Weighted average remaining contractual life of outstanding share options	Mar. 25, 2027
Consideration transferred, acquisition-date fair value				$ 721,424	$ 960,000
Description of risk free interest rate percentage	2.50%
Options expected life	5 years
Global BevCo Pty Ltd. [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Consulting fees | $	$ 13,500
Percentage of entitys revenue	5.00%
Yahaloma Technologies Inc [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation		Canada
Proportion of ownership interest in associate		50.00%	50.00%
True Gold Consortium Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation		Australia
Proportion of ownership interest in associate		44.40%	45.50%
SMX Beverages Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation		Australia
Proportion of ownership interest in associate		100.00%	50.00%